Segmental reporting	6 Months Ended
Jul. 31, 2019
Operating Segments [Abstract]
Segmental reporting
Segmental reporting

The Group’s activities are covered by one operating and reporting segment: Drug Development, as detailed more fully in the annual consolidated financial statements as of and for the year ended January 31, 2019. There have been no changes to management’s assessment of the operating and reporting segments of the Group during the period.